Principal Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of interests in other entities [Abstract]
Disclosure of interests in subsidiaries
Details of the Group’s principal subsidiaries as at December 31, 2022, 2021 and 2020 are as follows:

Name	Place of incorporation or establishment/ operations and date of incorporation or establishment	Principal activities	Particulars of issued share/ registered capital	Effective interests held
Directly held:
Venetian Venture Development Intermediate Limited	Cayman Islands, June 21, 2002	Investment holding	US$100	100%
Venetian Concession Holding Limited	Cayman Islands, July 11, 2022	Investment holding	US$100	100%
SCL IP Holdings, LLC	United States, September 29, 2009	Holder of trademark licenses	US$527,802,937.56	100%
Indirectly held:
Cotai Ferry Company Limited	Macao/Macao and Hong Kong, July 19, 2007	High speed ferry transportation services	MOP10,000,000	100%
Cotai Strip Lot 2 Apart Hotel (Macau) Limited	Macao, October 27, 2008	Hotel apartments	MOP6,498,900 HK$722,100 (preference shares)	100% 100%
Cotai Services (HK) Limited	Hong Kong, July 11, 2007	Business support services, marketing and operation of ferry business	HK$749,025,708.72	100%
CotaiJet 1 (HK) Limited	Hong Kong/Macao, December 12, 2019	Ferry leasing	HK$1	100%
CotaiJet 2 (HK) Limited	Hong Kong/Macao, December 12, 2019	Ferry leasing	HK$1	100%
CotaiJet 3 (HK) Limited	Hong Kong/Macao, December 12, 2019	Ferry leasing	HK$1	100%
CotaiJet 4 (HK) Limited	Hong Kong/Macao, December 12, 2019	Ferry leasing	HK$1	100%
CotaiJet 5 (HK) Limited	Hong Kong/Macao, December 12, 2019	Ferry leasing	HK$1	100%
CotaiJet 6 (HK) Limited	Hong Kong/Macao, December 12, 2019	Ferry leasing	HK$1	100%
CotaiJet 7 (HK) Limited	Hong Kong/Macao, December 12, 2019	Ferry leasing	HK$1	100%
CotaiJet 8 (HK) Limited (Note (iii))	Hong Kong/Macao, December 12, 2019	Ferry leasing	HK$1	100%
CotaiJet 9 (HK) Limited (Note (iii))	Hong Kong/Macao, December 12, 2019	Ferry leasing	HK$1	100%
CotaiJet 10 (HK) Limited	Hong Kong/Macao, December 12, 2019	Ferry leasing	HK$1	100%
CotaiJet 11 (HK) Limited	Hong Kong/Macao, December 12, 2019	Ferry leasing	HK$1	100%
CotaiJet 12 (HK) Limited	Hong Kong/Macao, December 12, 2019	Ferry leasing	HK$1	100%
CotaiJet 13 (HK) Limited (Note (iii))	Hong Kong/Macao, December 12, 2019	Ferry leasing	HK$1	100%
CotaiJet 14 (HK) Limited	Hong Kong/Macao, December 12, 2019	Ferry leasing	HK$1	100%
Cotaiwaterjet Sea Bridge 1 (HK) Limited	Hong Kong/Macao, December 12, 2019	Pontoon leasing	HK$1	100%
Cotaiwaterjet Sea Bridge 2 (HK) Limited	Hong Kong/Macao, December 12, 2019	Pontoon leasing	HK$1	100%
Sands Cotai West Holdings Limited	Cayman Islands/Macao, May 25, 2011	Holder of hotel franchise agreement	US$1	100%

Name	Place of incorporation or establishment/ operations and date of incorporation or establishment	Principal activities	Particulars of issued share/ registered capital	Effective interests held
Sands Resorts Travel Limited (Note (iii))	Hong Kong, February 29, 2016	Travel and tourism agency services	HK$500,000	100%
Sands Resorts Transportation 1 Limited	Hong Kong, January 30, 2019	Transportation services	HK$1	100%
Sands Resorts Transportation 2 Limited	Hong Kong, January 30, 2019	Transportation services	HK$1	100%
Sands Resorts Transportation 3 Limited	Hong Kong, February 4, 2019	Transportation services	HK$1	100%
Sands Venetian Security Limited	Macao, June 22, 2011	Security services	MOP1,000,000	100%
Venetian Cotai Hotel Management Limited	Macao, March 12, 2008	Human resources administration	MOP500,000	100%
Venetian Cotai Limited	Macao, November 11, 2004	Hotels, restaurants, shopping mall, and conference and convention	MOP200,000,000	100%
Venetian Macau Limited (Note (i))	Macao, June 21, 2002	Gaming and other related activities	As at December 31, 2020 and 2021: MOP200,000,000 As at December 31, 2022: MOP5,000,000,000	100%
Venetian Orient Limited	Macao, February 2, 2006	Hotels, restaurants, shopping mall, and conference and convention	MOP100,000	100%
Venetian Retail Limited	Macao, June 15, 2007	Mall management	MOP1,500,000	100%
Venetian Travel Limited	Macao, October 16, 2006	Travel and tourism agency services	MOP2,400,000	100%
Venetian Transportation Services Limited	Macao, January 7, 2019	Transportation services and other related activities	MOP25,000	100%
Zhuhai Cotai Information Services Outsourcing Co., Ltd. (Note (ii))	China, September 30, 2010	Outsourcing services, including information technology, accounting, hotel management and marketing	US$800,000	100%
Zhuhai Hengqin Cotai Information Services Co., Ltd. (Note (ii))	China, September 24, 2019	Outsourcing services, including information technology, accounting, hotel management and marketing	US$2,000,000	100%
____________________
Notes:
(i)    On December 8, 2022, the registered share capital of VML increased from 200 million patacas to 5.0 billion patacas to fulfill the requirements of the Gaming Law. As at December 31, 2022, 15% of VML’s issued capital is held by Mr. Sun MinQi (Dave), the managing director of VML, representing 15% of the voting rights and de minimis economic rights in VML. As such, SCL through VVDIL and Venetian Concession Holding Limited, indirectly hold the remaining 85% of issued capital, representing 85% of the voting rights and 100% of the economic rights in VML.
(ii)    These entities are wholly foreign owned enterprises established in China.
(iii) These entities are under the process of dissolution.